Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Profit (loss) before income tax	$ 15,894,755	$ (3,679,409)	$ (19,949,316)
Less: net income from discontinued operation			(8,248,013)
Loss before income tax from continuing operation	15,894,755	(3,679,409)	(11,701,303)
Adjustments for:
Interest income	(24,000)	(33,959)	(17,925)
Finance costs	7,702	4,241	8,464
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	(45,354,354)	(5,865,294)	(5,692,056)
Interest income on trading of digital assets	(1,516,854)	(729,407)
Cost of income	23,264,964	6,652,534	2,342,788
Impairment loss on financial assets at fair value through profit or loss	671,403
Depreciation of property and equipment	3,094	3,833	2,888
Depreciation of right of use assets	158,800	85,631	96,457
Share-based compensation		753,685	1,045,315
Share purchase warrants expenses	1,680,038	6,047,848	10,176,995
Gain on early termination of leases	(4,579)
Unrealized loss (gain) on change in fair value of financial asset at fair value through profit or loss	1,186,929	(733,915)
Changes in assets and liabilities
(Increase) decrease in other receivables and prepayments	(4,537,461)	121,501	196,517
Decrease (increase) in financial assets at fair value through profit or loss	20,463,760	(18,550,538)
(Decrease) increase in accounts and other payables	(4,494,832)	3,806,622	339,219
(Decrease) increase in payable to customers	(7,327,375)	517,479	2,437,000
Net cash used in operating activities – continuing operation	71,990	(11,599,148)	(765,641)
Net cash used in operating activities – discontinued operation			(374,683)
Net cash used in operating activities	71,990	(11,599,148)	(1,140,324)
Cash flows from investing activities
Purchase of property and equipment	(47,309)	(1,281)	(3,160)
Interest received	24,000	33,959	17,925
Disposal of subsidiaries			(70,736)
Net cash generated from (used in) investing activities – continuing operation	(23,309)	32,678	(55,971)
Net cash generated from investing activities – discontinued operation			35,548
Net cash generated from (used in) investing activities	(23,309)	32,678	(20,423)
Cash flows from financing activities
Proceeds from shares issued on private placement	2,250,000	4,838,696	3,300,000
Proceeds from issuance of notes		5,000,000
Repurchase of shares		(82,127)	(353,816)
Advance from related party		75,115
Payment of principal portion of lease liabilities	(141,821)	(97,715)	(211,170)
Interest paid			(13,139)
Net cash generated from financing activities – continuing operation	2,108,179	9,733,969	2,721,875
Net cash (used in) generated from by financing activities – discontinued operation			(126,787)
Net cash generated from financing activities	2,108,179	9,733,969	2,595,088
Net increase (decrease) of cash and cash equivalents	2,156,860	(1,832,500)	1,434,341
Effect of foreign currency translation on cash and cash equivalents	(117,404)	(35,202)	26,783
Cash and cash equivalents – beginning of year	4,880,413	6,748,115	5,286,991
Cash and cash equivalents – end of year	$ 6,919,869	$ 4,880,413	$ 6,748,115